COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
NOTE 6 - COMMITMENTS AND CONTINGENCIES

The Company maintains leases with numerous landlords for 48 retail stores, the corporate offices and distribution center. Store leases generally start with five year terms, and frequently contain renewal options for one or two additional five year terms. Rent expense was $4,255,712 and $4,074,393 for the years ended December 31, 2014 and 2013, respectively.

Future minimum lease payments under operating leases are as follows:

Year	Amount
2015	$4,290,251
2016	3,341,574
2017	2,680,097
2018	1,724,342
2019	1,090,866
Thereafter	2,017,403
$15,144,533